Trade and other receivables (Tables)	12 Months Ended
Apr. 30, 2026
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Trade receivables
- third parties	996,732	2,581,516	2,026,625
Less: Allowance for expected credit losses	(49,855)	(28,467)	(22,348)
	946,877	2,553,049	2,004,277
Other receivables
- shareholders	81,796	-	-
- third parties	448,261	6,259	4,914
Less: Allowance for expected credit losses	(398,607)	-	-
Deposits	211,404	347,441	272,759
Prepayments	167,865	369,460	290,046
	510,719	723,160	567,719

Total trade and other receivables	1,457,596	3,276,209	2,571,996

Schedule of allowance for credit losses for trade and other receivables

The movement in allowance for expected credit losses of trade and other receivables computed based on lifetime ECL is as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Trade receivables
At beginning of financial year	59,582	49,855	39,139
Reversal	(9,727)	(21,388)	(16,791)
At end of financial year	49,855	28,467	22,348

Other receivables
At beginning of financial year	398,607	398,607	312,927
Write off	-	(398,607)	(312,927)
At end of financial year	398,607	-	-